STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY

NOTE 4 – STOCKHOLDERS' EQUITY

Preferred Stock

We are authorized to issue 50,000,000 of preferred stock, par value $0.001, of which 200,000 shares have been designated as Series 1 Preferred Stock.

Common Stock

We are authorized to issue an aggregate of 259,000,000 shares of common stock. Our certificate of incorporation provides that we will have two classes of common stock: Class A common stock (authorized 250,000,000 shares, par value $0.001), which has one vote per share, and Class B common stock (authorized 9,000,000 shares, par value $0.001), which has ten votes per share. Any holder of Class B common stock may convert his or her shares at any time into shares of Class A common stock on a share-for-share basis. Otherwise the rights of the two classes of common stock are identical.

In January 2015 we sold three-year warrants to purchase 882,001 shares of our Class A common stock at an exercise price of $1.50 to 20 existing stockholders of our company in a private transaction. We received gross proceeds of $8,820 for which we did not pay any commissions or finder's fees. The investors were accredited investors and the issuances were exempt from registration under the Securities Act of 1933 in reliance on an exemption provided by Section 4(a)(2) of that act.

During the six months ended June 30, 2015 we issued 128,331 shares of Class A common stock for stock awards that have vested.

Stock Awards

During the three and six months ended June 30, 2015 we recorded expense of $117,822 and $303,842 related to stock awards granted in prior years.

Stock Options and Warrants

During February 2015 we granted 12,000 common stock options to a director. The options will vest quarterly over one year. The options have an exercise price of $1.20 per share and a term of five years. These options have a grant date fair value of $0.62 per option, determined using the Black-Scholes method based on the following assumptions: (1) risk free interest rate of 0.50%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 99%; and (4) an expected life of the options of 2 years. We have recorded an expense for the director options of $1,867 and $3,111 for the three and six months ended June 30, 2015, respectively.

During the three and six months ended June 30, 2015 we recorded expense of $68,828 and $139,730, respectively, related to stock options granted in prior years.

NOTE 4 – STOCKHOLDERS' EQUITY

Preferred Stock

We are authorized to issue 50,000,000 of preferred stock, par value $0.001, of which 200,000 shares have been designated as Series 1 Preferred Stock. Our board of directors, without further stockholder approval, may issue preferred stock in one or more series from time to time and fix or alter the designations, relative rights, priorities, preferences, qualifications, limitations and restrictions of the shares of each series. The rights, preferences, limitations and restrictions of different series of preferred stock may differ with respect to dividend rates, amounts payable on liquidation, voting rights, conversion rights, redemption provisions, sinking fund provisions and other matters. Our board of directors may authorize the issuance of preferred stock, which ranks senior to our common stock for the payment of dividends and the distribution of assets on liquidation. In addition, our board of directors can fix limitations and restrictions, if any, upon the payment of dividends on both classes of our common stock to be effective while any shares of preferred stock are outstanding.

On August 16, 2013 our Board of Directors approved a Certificate of Designations, Rights and Preferences pursuant to which it designated a series consisting of 200,000 shares of its blank check preferred stock as Series 1 Preferred Stock. The designations, rights and preferences of the Series 1 Preferred Stock are as follows:

•	each share has a stated and liquidation value of $0.001 per share,
•	the shares do not pay any dividends, except as may be declared by our Board of Directors, and are not redeemable,
•	the shares do not have any voting rights, except as may be provided under Delaware law,
•	each share is convertible into 10 shares of our Class A common stock, subject to customary anti-dilution provisions in the event of stock splits, recapitalizations and similar corporate events, and
•

the number of shares of Series 1 Preferred Stock, as well as the number of shares of Class A common stock issued upon a conversion of shares of Series 1 Preferred Stock, that a holder may sell, transfer, assign, hypothecate or otherwise dispose of (collectively or severally, a "Disposition") at any one time shall be limited to an amount which is pari passu to any Disposition of Class A common stock by either Christopher Miglino and/or Erin DeRuggerio, executive officers and directors of our company. Notwithstanding anything contained in the designations, the holder of Series 1 Preferred Stock is not obligated to make any Dispositions of Series 1 Preferred Stock or Class A common stock issued upon the conversion of Series 1 Preferred Stock.

Common Stock

We are authorized to issue an aggregate of 259,000,000 shares of common stock. Our certificate of incorporation provides that we will have two classes of common stock: Class A common stock (authorized 250,000,000 shares, par value $0.001), which has one vote per share, and Class B common stock (authorized 9,000,000 shares, par value $0.001), which has ten votes per share. Any holder of Class B common stock may convert his or her shares at any time into shares of Class A common stock on a share-for-share basis. Otherwise the rights of the two classes of common stock are identical.

2014 Transactions:

Preferred Stock

During 2014, 35,000 shares of preferred stock were converted into 350,000 shares of Class A common stock.

Common Stock

In January 2014 we sold an aggregate of 978,668 shares of our Class A common stock at a purchase price of $1.50 per share to 22 accredited investors in a private placement exempt from registration under the Securities Act of 1933 in reliance on exemptions provided by Section 4(a)(2) and Rule 506(b) of Regulation D. We received gross proceeds of $1,468,001. T.R. Winston & Company, LLC acted as placement agent for us in this offering. We paid the placement agent and a selling agent commissions and a non-accountable expense allowance totaling $190,840 and issued these firms three year Series B common stock purchase warrants to purchase an aggregate of 97,866 shares of our Class A common stock at an exercise price of $2.00 per share as additional compensation. We incurred additional expenses of $25,744 for this and have used net proceeds of $1,251,416 for working capital.

During June 2014 we issued 133,332 shares of common stock pursuant to the vesting of stock grants.

On October 30, 2014 and November 5, 2014, we sold 4,220,500 units of our securities to 28 accredited investors in a private placement exempt from registration under the Securities Act of 1933. The units were sold at a purchase price of $1.00 per unit resulting in gross proceeds to the Company of $4,220,500. Each unit consisted of one share of our Class A common stock and one three year Class A common stock purchase warrant to purchase 0.5 shares of our Class A common stock. Each redeemable three year warrant (the "Private Placement Warrants") entitles the holder to purchase one-half share of our Class A common stock at an exercise price of $1.50 per share. The Private Placement Warrants must be exercised in such denominations as to require the issuance of a whole number of shares. Providing that there is an effective registration statement registering the shares of our Class A common stock issuable upon exercise of the Private Placement Warrants, we have the right to redeem all or any portion of the warrants at a price of $0.001 per share of Class A common stock underlying such warrants upon 20 days' notice at any time that the closing price of our Class A common stock equals or exceeds $3.75 per share for 20 consecutive trading days and the daily average minimum volume of our Class A common stock during those 20 trading days is at least 100,000 shares.

In addition to the units sold for cash, we also issued T.R. Winston & Company, LLC ("T.R. Winston") 800,000 units, valued at $800,000, as compensation for the firm's investment banking services to us in connection with the acquisition of Steel Media described above. The units issued to T.R. Winston are identical to the units sold in the private placement.

As a result, we issued an aggregate of 5,020,500 shares of our Class A common stock and Private Placement Warrants to purchase an additional 2,510,250 shares of our Class A common stock. T.R. Winston acted as our placement agent in the private placement offering. We paid the placement agent and a selling agent cash commissions totaling $351,435 and agreed to issue T.R. Winston and the selling agent three year warrants which are identical to the Private Placement Warrant to purchase 301,230 shares of our Class A common stock at an exercise price of $1.50 per share. We incurred additional expenses of $12,885 for this and used $2,500,000 of the net proceeds from the offering as part of the cash consideration for the acquisition of Steel Media described above and used approximately $678,000 for fees in this transaction, including $580,000 to T.R. Winston as a loan origination fee for the Financing Agreement. The balance of the net proceeds will be used for general working capital.

The Company has agreed to file a registration statement covering the shares underlying the Private Placement Warrants and the placement agent warrants. We anticipate that we will file the registration statements during the second quarter of 2015. We are obligated to pay all costs associated with this registration statement, other than selling expenses of the warrant holders.

On December 19, 2014 we issued 600,000 shares of our Class A common stock in exchange for 100% of the outstanding capital stock of Five Delta, Inc., a Delaware corporation ("Five Delta"), pursuant to the terms and conditions of a Share Acquisition and Exchange Agreement dated December 19, 2014 (the "Five Delta Agreement") by and among Social Reality, Five Delta and the stockholders of Five Delta.

During December 2014 we issued 350,000 shares of Class A common stock upon the conversion of 35,000 shares of preferred stock.

Stock Awards

During May 2014 we granted an aggregate of 200,000 common stock awards to ten employees. One half of the shares will vest ratably over three years and one half will vest upon the attainment of a performance condition. Compensation expense will be recognized over the vesting period. During the year ended December 31, 2014 we recorded $36,667 of compensation expense related to these awards. Awards in the amount of 40,000 shares were forfeited during 2014.

On August 15, 2014 we granted 250,000 common stock awards pursuant to a restricted stock award to an employee. Of this award, 31,250 shares will vest quarterly with an initial vesting date of January 1, 2015. Compensation expense will be recognized over the vesting period. During the year ended December 31, 2014, we recorded $31,251 of compensation expense related to this award.

On November 5, 2014 we issued 45,455 shares of Class A common stock pursuant to a restricted stock award to an employee. The award vests on November 5, 2015. Compensation expense will be recognized over the vesting period. During the year ended December 31, 2014, we recorded $22,644 of compensation expense related to this award.

On December 19, 2014 we granted 50,000 common stock awards pursuant to a restricted stock award to an employee. The award vests on December 19, 2015. Compensation expense will be recognized over the vesting period. During the year ended December 31, 2014, we recorded $1,732 of compensation expense related to this award.

During the year ended December 31, 2014 we recorded expense of $228,416 related to stock awards granted in prior years.

The fair value of shares that vested during the year ended December 31, 2014 was $447,911.

Stock Options and Warrants

During February 2014 we granted 12,000 common stock options to a director. The options will vest quarterly over one year. The options have an exercise price of $2.70 per share and a term of five years. These options have a grant date fair value of $0.65 per option, determined using the Black-Scholes method based on the following assumptions: (1) risk free interest rate of 0.375% ; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 43%; and (4) an expected life of the options of 2 years. We have recorded an expense for the director options of $7,180 for the year ended December 31, 2014.

On March 15, 2014 we granted 200,000 Class A common stock options to a non-employee. The individual became an employee on June 19, 2014 and left our employ during the third quarter of 2014. Pursuant to the separation agreement all vested and unvested options were forfeited. During the year ended December 31, 2014 we have recorded expense of $7,678 related to the fair value of the options that vested.

On June 19, 2014 we granted 300,000 Class A common stock options to an employee. The employee left our employ during the third quarter of 2014. Pursuant to the separation agreement all vested and unvested options were forfeited. We have not recorded any expense related to the fair value of options that were forfeited prior to vesting.

On August 15, 2014 we granted 310,000 common stock options to employees. One half of the options will vest ratably over three years, such vesting to begin August 15, 2014, and one half will vest ratably over three years commencing upon the attainment of a performance condition, such vesting to begin August 15, 2016. The options subject to the performance condition will terminate if the performance condition is not met by July 31, 2015. Compensation expense will be recognized over the vesting period. The options have an exercise price of $1.00 per share and expire three years following vesting date. These options have a grant date fair value of $0.29 per option, determined using the Black-Scholes method based on the following assumptions: (1) risk free interest rate of 0.875% ; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 41%; and (4) an expected life of the options of 3 years. We have recorded an expense for the options of $11,121 for the year ended December 31, 2014.

On October 30, 2014 we granted 600,000 common stock options to our president. One half of the options will vest on October 30, 2017 and the remainder will vest on October 30, 2018. The options have an exercise price of $1.50 per share and a term of ten years. These options have a grant date fair value of $0.45 per option, determined using the Black-Scholes method based on the following assumptions: (1) risk free interest rate of 0.875% ; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 75%; and (4) an expected life of the options of 3.5 years. We have recorded an expense for the options of $13,012 for the year ended December 31, 2014.

On October 30, 2014 we granted an aggregate of 275,000 common stock options to two employees. The options will vest ratably over four years, such vesting to begin October 30, 2015. The options have an exercise price of $1.50 per share and a term of ten years. These options have a grant date fair value of $0.36 per option, determined using the Black-Scholes method based on the following assumptions: (1) risk free interest rate of 0.625% ; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 75%; and (4) an expected life of the options of 2.5 years. We have recorded an expense for the options of $4,114 for the year ended December 31, 2014.

On November 5, 2014 we granted an aggregate of 130,000 common stock options to thirteen employees. The options will vest ratably over three years, such vesting to begin November 5, 2015. The options have an exercise price of $1.50 per share and expire three years after vesting. These options have a grant date fair value of $0.35 per option, determined using the Black-Scholes method based on the following assumptions: (1) risk free interest rate of 0.375% ; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 75%; and (4) an expected life of the options of 2 years. We have recorded an expense for the options of $2,512 for the year ended December 31, 2014.

On November 5, 2014 we granted 500,000 common stock options to our chief financial officer. The options will vest ratably over three years, such vesting to begin November 5, 2015. The options have an exercise price of $1.10 per share and expire three years after vesting. These options have a grant date fair value of $0.45 per option, determined using the Black-Scholes method based on the following assumptions: (1) risk free interest rate of 0.375% ; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 75%; and (4) an expected life of the options of 2 years. We have recorded an expense for the options of $12,416 for the year ended December 31, 2014.

On December 19, 2014 we granted 100,000 common stock options to an employee. The options will vest quarterly over two years, such vesting to begin March 31, 2016. The options have an exercise price of $1.26 per share and expire three years after vesting. These options have a grant date fair value of $0.53 per option, determined using the Black-Scholes method based on the following assumptions: (1) risk free interest rate of 0.375% ; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 75%; and (4) an expected life of the options of 2.13 years. We have recorded an expense for the options of $739 for the year ended December 31, 2014.

During the year ended December 31, 2014 we recorded expense of $33,468 related to stock options granted in prior years.

2013 Transactions:

Preferred Stock

During August and October of 2013 we issued an aggregate of 121,000 shares of Series 1 Preferred Stock, valued at $1,167,000, pursuant to consulting agreements with terms of up to thirty six months. We will expense the value of the shares over the terms of the agreements. During the year ended December 31, 2013, we recorded expense of $124,000.

Common Stock and Common Stock Units

During January 2013 we issued 5,000 shares of Class A common stock, valued at $5,000, as payment for legal services.

During February 2013 we issued 51,665 shares of Class A common stock upon the vesting of common stock awards.

During February 2013 we issued 99,010 shares of Class A common stock pursuant to the revolving credit facility agreement described above.

During June 2013 we issued 75,000 shares of Class A common stock pursuant to the revolving credit facility agreement described above.

During August 2013 we issued 440,000 shares of Class A common stock, valued at $418,000, pursuant to a consulting agreement with a three year term. We will expense the value of the shares over that three year period. During the year ended December 31, 2013, we recorded expense of $52,250.

During August 2013 we issued 300,000 shares of Class A common stock, valued at $285,000, to a director upon his appointment to the board. We have expensed the value of the shares upon grant.

During August 2013 we issued 30,000 shares of Class A common stock, valued at $28,500, as payment for consulting services.

During August 2013 we issued 550,000 shares of Class A common stock pursuant to a restricted stock award.

On October 4, 2013, 9,000,000 shares of our Class B common stock was converted into an aggregate of 9,000,000 shares of our Class A common stock pursuant to the terms of the Class B common stock as set forth in our Certificate of Incorporation.

During October 2013 we paid $175,000 to redeem the 174,010 common shares that had been issued in connection with the revolving credit facility agreement described above.

During October 2013 we issued 150,000 shares of Class A common stock, valued at $150,000, pursuant to a consulting agreement with a two year, eight month term. We will expense the value of the shares over that thirty two month period. During the year ended December 31, 2013, we recorded expense of $9,375.

Between October 8, 2013 and October 30, 2103 we sold an aggregate of 4,587,940 units of our securities to accredited investors in a private placement exempt from registration under the Securities Act, in reliance on exemptions provided by Section 4(a)(2) and Rule 506(b) of Regulation D. The units were sold at a purchase price of $0.50 per unit resulting in gross proceeds to us of $2,293,970. We also issued 212,060 units to our placement agent as payment of $106,030 of fees and expenses. Each unit consisted of one share of our Class A common stock and one three year Class A Common Stock Purchase Warrant to purchase 0.5 shares of our Class A common stock, resulting the issuance of 4,800,000 shares of our Class A common stock and Class A Common Stock Purchase Warrants to purchase an additional 2,400,000 shares of our Class A common stock. T.R. Winston & Company, LLC, a broker-dealer and member of FINRA, acted as placement agent for us in this offering. In addition to the 212,060 units referenced above, we paid the placement agent and a selling agent commissions and a non-accountable expense allowance totaling $181,976 and issued it three year warrants to purchase 480,000 of our Class A common stock at an exercise price of $1.00 per share. We used a portion of the net proceeds to satisfy our revolving note due TCA and to redeem the Facility Fee Shares and the Advisory Shares and we are using the balance of the net proceeds for general working capital.

In November 2013 we sold an additional 660,000 units of our securities to accredited investors in a private placement exempt from registration under the Securities Act which were identical to the units sold in the October 2013 offering. We received gross proceeds of $330,000. We did not pay any commissions or finder's fees in this offering. We are using the proceeds for general working capital.

Stock Awards

During 2013 we granted an aggregate of 625,000 Class A common stock awards. The shares will vest over various periods of up to 2.75 years. Compensation expense will be recognized over the vesting period. During the year ended December 31, 2013 we recorded $177,604 of compensation expense related to these awards.

The fair value of shares that vested during the year ended December 31, 2013 was $269,373.

During the year ended December 31, 2013 we recorded expense of $100,656 related to stock awards granted in 2012. Unvested 2012 awards of 3,334 shares were forfeited in 2013.

Stock Options and Warrants

During 2013 we granted an aggregate of 350,500 Class A common stock options to employees and a director. The options will vest ratably over periods of up to three years. The options have an exercise price of $1.00 per share and a term of five years. We have recorded an expense for the employee and director options of $23,275 for the year ended December 31, 2013.

During 2013 we granted 25,000 Class A common stock options to a non-employee. The options will vest ratably over a period of three years commencing on the grant date and vesting on each one year anniversary. The options have an exercise price of $1.00 per share and a term of five years. During the year ended December 31, 2013 we have recorded an expense of $9,739 related to the fair value of the options expected to vest.

On August 22, 2013 we granted an aggregate of 250,000 Class A common stock warrants pursuant to an agreement for investment banking services to be provided over a three year period. The warrants vested upon grant. The exercise price of the warrants is $1. These warrants have a grant date fair value of $105,827. We have recorded an expense for the warrants of $12,738 for the year ended December 31, 2013.

During the year ended December 31, 2013 we recorded expense of $2,059 related to stock options granted in 2012. Unvested 2012 options of 20,000 options were forfeited in 2013.